Debt	12 Months Ended
Dec. 31, 2023
Debt [Abstract]
Debt
7.	Debt:

The amounts in the consolidated balance sheets are analyzed as follows (facility names defined below):

Bank / Vessel(s)	December 31,
	2022	2023
Total long-term debt:
ABN Facility (M/T Eco West Coast)	32,495	-
Alpha Bank Facility (M/T Eco Malibu)	33,500	-
Cargill Facility (M/T Eco Marina Del Rey)	25,189	23,094
CMBFL Facility (M/T Julius Caesar and M/T Legio X Equestris)	103,952	98,552
2nd AVIC Facility (M/T Eco Oceano CA)	45,489	42,777
3rd AVIC Facility (M/T Eco West Coast)	-	40,817
Huarong Facility (M/T Eco Malibu)	-	41,000
Total long-term debt	240,625	246,240
Less: Deferred finance fees	(3,640)	(4,279)
Less: Debt discount relating to Vessel fair value participation liability	(3,271)	(1,463)
Total long-term debt net of deferred finance fees and debt discounts	233,714	240,498

Presented:
Current portion of long-term debt	12,344	12,418
Long-term debt	221,370	228,080

ABN Facility

On March 18, 2021, the Company entered into a credit facility with ABN Amro for $36,800 for the financing of the vessel M/T Eco West Coast. This facility was drawn down in full. The credit facility was repayable in 24 consecutive quarterly installments of $615 commencing in June 2021, plus a balloon installment of $22,040 payable together with the last installment.

The facility contained various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% (iii) minimum free liquidity of $500 per delivered vessel owned/operated by the Company and (iv) market adjusted total assets of the Company minus total liabilities to be at least $60,000. Additionally, the facility contained restrictions on the shipowning company incurring further indebtedness or guarantees and change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company). It also restricted the Company and the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility was secured as follows:

●	First priority mortgage over M/T Eco West Coast;
●	Assignment of insurance and earnings of the mortgaged vessel;
●	Specific assignment of any time charters with duration of more than 12 months;
●	Corporate guarantee of the Company;
●	Pledge of the shares of the shipowning subsidiary;
●	Pledge over the earnings account of the vessel.

The facility bore interest at LIBOR plus a margin of 2.50%. From June 23, 2023 ABN Amro bank switched the facility’s variable rate from LIBOR to Compounded SOFR. On December 14, 2023 the facility was fully prepaid using part of the proceeds from the 3rd AVIC facility (see below) and the Company accelerated the amortization of $264 of deferred finance fees outstanding relating to the facility.

Alpha Bank Facility

On May 6, 2021, the Company entered into a credit facility with Alpha Bank for $38,000 for the financing of the vessel M/T Eco Malibu. This facility was drawn down in full. The credit facility was repayable in 12 consecutive quarterly installments of $750 and 12 consecutive quarterly installments of $625, commencing three months from draw down, and a balloon payment of $21,500 payable together with the last installment.

The facility contained various covenants, including (i) an asset cover ratio of 125%, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and minimum free liquidity of $500 per delivered vessel owned/operated by the Company. Additionally, the facility contained restrictions on the shipowning company incurring further indebtedness or guarantees and change of control provisions (whereby Mr. Evangelos J. Pistiolis may not control less than 50.1% of the voting rights of the Company). It also restricted the Company and the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility was secured as follows:

●	First priority mortgage over M/T Eco Malibu;
●	Assignment of insurance and earnings of the mortgaged vessel;
●	Specific assignment of any time charters with duration of more than 12 months;
●	Corporate guarantee of the Company;
●	Pledge of the shares of the shipowning subsidiary;
●	Pledge over the earnings account of the vessel.

The facility bore interest at LIBOR plus a margin of 3.00%. On June 9, 2023 Alpha Bank switched the facility’s variable rate from LIBOR to Term SOFR. On December 21, 2023 the facility was fully prepaid using part of the proceeds from the Huarong facility (see below) and the Company accelerated the amortization of $225 of deferred finance fees outstanding relating to the facility.

FINANCINGS COMMITTED UNDER SALE AND LEASEBACK AGREEMENTS

The majority of the below sale and leaseback agreements (“SLB”s) contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements including (i) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no more than 75% and (ii) minimum free liquidity of $500 per vessel at the guarantors level.

Additionally, all the SLBs contain restrictions on the relative shipowning company incurring further indebtedness or guarantees and paying dividends when in default or if such dividend payment would result in an event of default or termination event under the SLB agreements. The same dividend restrictions apply to the Company as well. All the SLBs except the Cargill Facility have change of control provisions whereby there may not be a change of control of the Company, save with the prior written consent of the financier.

All the below SLBs are secured mainly by the following:

●	Ownership of the vessel financed;
●	Assignment of insurances and earnings of the vessel financed;
●	Specific assignment of any time charters of the vessel financed with duration of more than 12 months;
●	Corporate guarantee of Top Ships Inc.;
●	Pledge of the shares of the relative shipowning subsidiary;
●	Pledge over the earnings account of the vessel financed.

Cargill Facility

On June 29, 2018 the Company entered into an SLB and a five-year time charter with Cargill, a non-affiliated party, for its newbuilding vessel M/T Eco Marina Del Rey delivered in March 2019. Consummation of the SLB took place on the vessel’s delivery date. Following the sale, the Company has bareboat chartered back the vessel at a bareboat hire rate of $8,600 per day and simultaneously the vessel commenced its five-year time charter with Cargill. As part of this transaction, the Company has the obligation to buy back the vessel at the end of the five-year period for $22,680. The gross proceeds from the sale were $32,387.

The Company had also entered into a fair value appreciation sharing agreement with Cargill whereby it would share with the latter 25% of the excess of the fair market value of the vessel over a predetermined amount amortized on a daily basis to the facility’s maturity when the vessel was sold or when the loan matured. As a result of Cargill’s entitlement to participate in the appreciation of the market value of the vessel and the significant increase in tankers’ fair values as of December 31, 2022 compared to December 31, 2021, the Company recognized a participation liability of $3,271 as of December 31, 2022, presented in “Vessel fair value participation liability” in the consolidated balance sheets, with a corresponding debit to a debt discount account, presented contra to the loan balance, broken down to current and non-current long-term debt accordingly. Due to the fact that tanker values continued to increase throughout 2023 values the Company increased that participation liability by $1,729 to $5,000 during the year ended December 31, 2023 and since the facility matures in the first quarter of 2024, such participation liability was presented under current liabilities. During the year ended December 31, 2023 the Company amortized $3,537 of that Debt discount, such amortization presented in Interest and finance costs in the consolidated statements of comprehensive income.

The SLB with Cargill is accounted for as a financing transaction, as control remains with the Company and the M/T Eco Marina Del Rey will continue to be recorded as an asset on the Company’s balance sheet. In addition, the Company has an obligation to repurchase the vessel.

CMBFL Facility

On November 23, 2021 the Company entered into an SLB with CMBFL, for its newbuilding vessels M/T Julius Caesar and M/T Legio X Equestris. Consummation of the SLB took place on January 17 and March 2 2022, respectively. Following the sale, the Company has bareboat chartered back the vessels for a period of eight years at bareboat hire rates comprising of 32 consecutive quarterly installments of $675 and a balloon payment of $32,403 payable together with the last installment, plus interest based on the three months LIBOR plus 2.60%.

As part of this transaction, the Company has continuous options to buy back the vessels at purchase prices stipulated in the bareboat agreements depending on when the option will be exercised and at the end of the eight-year period it has an option to buy back the vessels at a cost represented by the balloon payment. The gross proceeds from the sale of the two vessels were $54,005 and $53,997 for M/T Julius Caesar and M/T Legio X Equestris respectively.

The CMBFL facility was accounted for as a financing transaction, as control will remain with the Company and the two vessels will continue to be recorded as assets on the Company’s balance sheet. In addition, the Company has continuous options to repurchase the vessels below fair value.

From July 16, 2023 for M/T Julius Caesar and from September 2, 2023 for M/T Legio X Equestris, CMBFL switched the respective facility’s variable rate from LIBOR to Term SOFR. The applicable SOFR as of December 31, 2023 was approximately 5.40% for the CMBFL facility.

2nd AVIC Facility

On March 2, 2022 the Company entered into an SLB with AVIC, for $48,200 for the financing of the M/T Eco Oceano CA. Consummation of the SLB took place on March 4, 2022. The Company has bareboat chartered back the vessel for a period of ten years at bareboat hire rates comprising of 40 consecutive quarterly installments of $678 and a balloon payment of $21,087 payable together with the last installment, plus interest based on LIBOR plus 3.50%, that was later reduced to 3.00% upon entering into the 3rd AVIC Facility (see below).

As part of this transaction, the Company has continuous options to buy back the vessel at purchase prices stipulated in the bareboat agreement depending on when the option will be exercised and at the end of the ten-year period the Company has an obligation to buy back the vessel at a cost represented by the balloon payment.

The 2nd AVIC Facility is accounted for as a financing transaction, as control remains with the Company and M/T Eco Oceano CA. will continue to be recorded as an asset on the Company’s balance sheet.

The applicable LIBOR as of December 31, 2023 was approximately 5.62%.

3rd AVIC Facility

On December 14, 2023 the Company consummated an SLB with AVIC (the “3rd AVIC Facility”), for $41,000 for the refinancing of the M/T Eco West Coast. The Company has bareboat chartered back the vessel for a period of ten years at bareboat hire rates comprising of 120 consecutive monthly installments of $183.3 and a balloon payment of $19,000 payable on the last installment, plus interest based on Term SOFR plus 2.65%.

As part of this transaction, the Company has continuous options to buy back the vessel at purchase prices stipulated in the bareboat agreement depending on when the option was exercised and at the end of the ten-year period the Company has an obligation to buy back the vessel at a cost represented by the balloon payment.

The 3rd AVIC Facility is accounted for as a financing transaction, as control remains with the Company and M/T Eco West Coast will continue to be recorded as an asset on the Company’s balance sheet.

The applicable SOFR as of December 31, 2023 was approximately 5.37%.

Huarong Facility

On December 20, 2023 the Company consummated an SLB with China Huarong Shipping Financial Leasing Co Ltd. (“Huarong” and the “Huarong Facility”), for $41,000 for the refinancing of the M/T Eco Malibu. The Company has bareboat chartered back the vessel for a period of ten years at bareboat hire rates comprising of 120 consecutive monthly installments of $183.3 and a balloon payment of $19,000 payable on the last installment, plus interest based on Term SOFR plus 2.50%.

As part of this transaction, the Company has continuous options to buy back the vessel at purchase prices stipulated in the bareboat agreement depending on when the option was exercised and at the end of the ten-year period the Company has an obligation to buy back the vessel at a cost represented by the balloon payment.

The Huarong Facility is accounted for as a financing transaction, as control remains with the Company and M/T Eco Malibu will continue to be recorded as an asset on the Company’s balance sheet.

The applicable SOFR as of December 31, 2023 was approximately 5.37%.

Scheduled Principal Repayments: The Company’s annual principal payments required to be made after December 31, 2023 on its loan obligations, are as follows (including the financings under sale and leaseback agreements):

Years
December 31, 2024	14,426
December 31, 2025	14,511
December 31, 2026	14,511
December 31, 2027	14,511
December 31, 2028 and thereafter	188,281
Total	246,240

As of December 31, 2022 and 2023, the Company was in compliance with all debt covenants with respect to its loans and credit facilities. The fair value of debt outstanding on December 31, 2023, after excluding unamortized financing fees and debt discounts, approximates its carrying amount.

Financing Costs: The net additions in deferred financing costs amounted to $3,417 and $1,958 during the years ended December 31, 2022 and 2023 respectively.